Income Taxes - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the period	¥ 48,897,848	¥ 56,172,945	¥ 44,713,570
Additions	6,084,383	10,531,372	11,770,037
Reduction due to expiration of temporary difference	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(712,535)	(17,806,469)	(310,662)
Balance at the end of the period	¥ 51,769,696	¥ 48,897,848	¥ 56,172,945